Risk Management Section - Portfolio analysis per business line - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Percentage of increase in portfolio size		2.69%
Increase (decrease) in portfolio size		€ 22,300
Outstanding amount in portfolio	[1],[2],[3]	853,930	€ 832,130
Italy [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,781
Switzerland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,016
Turkey [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,383
Romania [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,473
Russian Federation [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 5,652
Netherlands [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage		25.90%
Netherlands [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage		24.60%
Pre-settlement [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 50,672	51,665
FX rate movements [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		3,200
Retail Benelux [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	€ 231,180	228,011
Industry composition percentage		71.00%
Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	€ 214,575	202,220
Industry composition percentage		78.00%
Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 587,056	559,437
Investment grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage		68.70%
Investment grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage		67.20%
Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 249,814	256,007
Non-investment grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage		30.80%
Non-investment grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage		29.30%
Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 5,555	5,558
Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 11,506	€ 11,128
Rating class concentration increase or (decrease) percentage		3.40%
US Dollar [member]
Disclosure of credit risk exposure [line items]
Appreciation in currency value		1.80%
Australian Dollar [member]
Disclosure of credit risk exposure [line items]
Appreciation in currency value		1.50%
British pound [member]
Disclosure of credit risk exposure [line items]
Appreciation in currency value		5.50%
Poland, Zlotych [member]
Disclosure of credit risk exposure [line items]
Appreciation in currency value		0.90%
Turkey, New Lira
Disclosure of credit risk exposure [line items]
Depreciation in currency value		9.00%
Romanian New Leu
Disclosure of credit risk exposure [line items]
Depreciation in currency value		2.70%

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.